Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Net of issuance costs upon follow-on public offering	$ 2,194	$ 1,721